CONCENTRATIONS (Details)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024	Mar. 31, 2026 HKD ($)
CONCENTRATIONS
cash, hong kong deposit insurance corporation insured amount	$ 102,000			$ 800,000
Cash, FDIC insured amount (in Dollars)	250,000
CHINA
CONCENTRATIONS
Cash deposit with financial institutions (in Dollars)	3,570,621	$ 3,826,068
HONG KONG
CONCENTRATIONS
Cash deposit with financial institutions (in Dollars)	10,475	828,208
UNITED STATES
CONCENTRATIONS
Cash deposit with financial institutions (in Dollars)	$ 93,316	$ 2,885,258
Customer Concentration Risk [Member] | Accounts Receivable [Member]
CONCENTRATIONS
Number of customers	1	1
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
CONCENTRATIONS
Concentration risk percentage	17.70%	10.10%
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
CONCENTRATIONS
Concentration risk percentage		10.00%
Number of vendors	1	2	1
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Vendor [Member]
CONCENTRATIONS
Concentration risk percentage	12.40%		12.90%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Vendor [Member]
CONCENTRATIONS
Concentration risk percentage	24.50%	12.80%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Vendors Two [Member]
CONCENTRATIONS
Concentration risk percentage		10.50%